Share-Based Compensation - Stock option activity (Details)					12 Months Ended
	Sep. 25, 2020 $ / shares	Aug. 11, 2020 $ / shares	Mar. 31, 2020 $ / shares	Sep. 23, 2019 USD ($)	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Stock Option 2019 Plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance					578,468	2,226,690
Number of units/shares, Granted				6,000,000		163,500	2,226,690
Number of units/shares, Exercised					(524,387)	(1,574,869)
Number of units/shares, Forfeited						(236,853)
Number of units/shares, Expired					(54,081)
Number of units/shares, Balance						578,468	2,226,690
Weighted average exercise price, Balance					$ 2.36	$ 2.27
Weighted average exercise price, Granted	$ 3.35	$ 3.9	$ 2.74			3.05	$ 2.27
Weighted average exercise price, Exercised					2.37	2.32
Weighted average exercise price, Forfeited						2.30
Weighted average exercise price, Expired					$ 2.27
Weighted average exercise price, Balance						$ 2.36	$ 2.27
Weighted average remaining contractual term, Granted (in years)						10 months 17 days	1 year 9 months
Weighted average remaining contractual term, Balance (in years)					0 years	6 months 14 days	1 year 6 months
Imaging Cayman
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance						0	546,000
Number of units/shares, Granted							0
Number of units/shares, Exercised							0
Number of units/shares, Forfeited							(25,000)
Number of units/shares, Expired							(521,000)
Number of units/shares, Balance							0	546,000
Number of units/shares, Exercisable						0
Weighted average exercise price, Balance						$ 0	$ 0.9139
Weighted average exercise price, Granted							0
Weighted average exercise price, Exercised							0
Weighted average exercise price, Forfeited							0.9139
Weighted average exercise price, Expired							0.9139
Weighted average exercise price, Balance							$ 0	$ 0.9139
Weighted average exercise price, Exercisable						$ 0
Weighted average remaining contractual term, Balance (in years)							0 years	1 year
Imaging Taiwan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Exercisable					0
Weighted average exercise price, Exercisable					$ 0
Imaging Taiwan | Stock Option 2016 Plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance					0	15,000	1,359,000
Number of units/shares, Granted							0
Number of units/shares, Exercised							0
Number of units/shares, Forfeited							(209,000)
Number of units/shares, Expired						(15,000)	(1,135,000)
Number of units/shares, Balance						0	15,000	1,359,000
Weighted average exercise price, Balance					$ 0	$ 0.9139	$ 0.9139
Weighted average exercise price, Granted							0
Weighted average exercise price, Exercised							0
Weighted average exercise price, Forfeited							0.9139
Weighted average exercise price, Expired						0.9139	0.9139
Weighted average exercise price, Balance						$ 0	$ 0.9139	$ 0.9139
Weighted average remaining contractual term, Balance (in years)						0 years	0 years	1 year
Himax Display Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Balance						0	1,911,000
Number of units/shares, Granted							0
Number of units/shares, Exercised							0
Number of units/shares, Forfeited							(22,200)
Number of units/shares, Expired							(1,888,800)
Number of units/shares, Balance							0	1,911,000
Number of units/shares, Exercisable							0
Weighted average exercise price, Balance						$ 0	$ 1.986
Weighted average exercise price, Granted							0
Weighted average exercise price, Exercised							0
Weighted average exercise price, Forfeited							1.986
Weighted average exercise price, Expired							1.986
Weighted average exercise price, Balance							0	$ 1.986
Weighted average exercise price, Exercisable							$ 0
Weighted average remaining contractual term, Balance (in years)								9 months
CM Visual Technology Corp | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Granted					2,791,000
Number of units/shares, Forfeited					(120,000)
Number of units/shares, Balance					2,671,000
Weighted average exercise price, Granted					$ 0.36
Weighted average exercise price, Forfeited					0.36
Weighted average exercise price, Balance					$ 0.36
Weighted average remaining contractual term, Balance (in years)					3 years 6 months
Liqxtal Technology Inc | Stock options 2021 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Number of units/shares, Granted					1,000,000
Number of units/shares, Forfeited					(90,000)
Number of units/shares, Balance					910,000
Weighted average exercise price, Granted					$ 0.65
Weighted average exercise price, Forfeited					0.65
Weighted average exercise price, Balance					$ 0.65
Weighted average remaining contractual term, Balance (in years)					1 year